Other operating income - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Operating Income [Line Items]
Other operating income	€ 696	€ 825	€ 484
Other operating income (expense)
Disclosure Of Other Operating Income [Line Items]
Gains on divestment of some mature products	307	296	326
Gain on data transfer agreement			112
Regeneron | Other operating income (expense)
Disclosure Of Other Operating Income [Line Items]
Other operating income	164	82	4
Other related parties | Other operating income (expense)
Disclosure Of Other Operating Income [Line Items]
Other operating income	€ 199	€ 103	€ 32